UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22794

Endurance Trust Series

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Executive Offices)(Zip Code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s Telephone Number, including Area Code:  (813) 282-7870

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Gator Focus Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 96.45%

Air Transportation Scheduled - 2.73%
695	US Airways Group, Inc. *	$ 11,412

Communications Services, NEC - 3.72%
210	SBA Communications Corp. Class-A *	15,565

Crude Petroleum & Natural Gas - 5.59%
1,330	Rex Energy Corp. *	23,381

Deep Sea Foreign Transportation of Freight - 2.14%
220	TeeKay Corp.	8,939

Hospital & Medical Service Plans - 2.12%
160	WellCare Health Plans, Inc. *	8,888

Investment Manager - 4.42%
105	Virtus Investment Partners, Inc. *	18,508

Life Insurance - 8.09%
1,900	Genworth Financial Inc., Class-A *	21,679
325	Primerica, Inc.	12,168
		33,847
Mortgage Bankers & Loan Correspondents - 3.05%
600	PennyMac Financial Services, Inc. *	12,762

Natural Gas Transmission & Distribution - 2.17%
220	ONEOK, Inc.	9,088

Natural Gas Transmission - 5.69%
370	Targa Resources Corp.	23,802

Operative Builders - 5.22%
545	Ryland Group, Inc.	21,855

Pharmaceutical Preparations - .00%
325	Prestige Brands Holdings, Inc. *	9,471

Radio & TV Broadcasting & Communications Equipment - 2.09%
610	Arris Group, Inc. *	8,754

Radio Broadcasting Stations - 2.62%
3,230	Cumulus Media, Inc. Class-A *	10,950

Real Estate - 3.38%
720	Rouse Properties, Inc.	14,126

Retail-Apparel & Accessory Stores - .66%
200	Aeropostle, Inc. *	2,760

Retail-Eating Places - 11.89%
665	Bravo Brio Restaurant Group, Inc. *	11,850
230	DineEquity, Inc.	15,840
400	Red Robin Gourmet Burgers, Inc. *	22,072
		49,762
Retail-Retail Stores, NEC - 7.98%
220	PetsMart, Inc.	14,738
600	Sally Beauty Holdings, Inc. *	18,660
		33,398
Retail-Women's Clothing Stores - 2.57%
630	Chico's FAS, Inc.	10,748

Security Brokers, Dealers & Flotation Companies - 3.47%
265	Oppenheimer Holdings, Inc., Class-A	5,045
220	Raymond James Financial, Inc.	9,455
		14,500
Services-General Medical & Surgical Hospitals, NEC - 3.06%
815	Health Management Associates, Inc. *	12,812

Services-Prepackaged Software - .93%
220	MedAssets, Inc. *	3,903

State Commercial Banks - 1.74%
190	Wintrust Financial Corp.	7,273

Watches, Clocks, Clockwork Operated Devices/Parts - 4.69%
190	Fossil, Inc. *	19,629

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 4.16%
880	Crosstex Energy, Inc.	17,389

TOTAL COMMON STOCKS (Cost $404,920) - 96.45%		$ 403,522

SHORT TERM INVESTMENTS - 7.24%
30,311	Fidelity Institutional Money Market Portfolio 0.12% ** (Cost $30,311)	30,311

TOTAL FOR SHORT TERM INVESTMENTS (Cost $30,311) - 7.24%		$ 30,311

TOTAL INVESTMENTS (Cost $435,232) - 103.69%		$ 433,833

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.69%)		(15,438)

NET ASSETS - 100.00%		$ 418,395

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2013

NOTES TO FINANCIAL STATEMENTS
Gator Focus Fund
1. SECURITY TRANSACTIONS

At June 30, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $435,232 amounted to $1,398 which consisted of aggregate gross unrealized appreciation of $16,484 and aggregate gross unrealized depreciation of $17,882.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$403,522	$0	$0	$403,522
Cash Equivalents	$30,311	$0	$0	$30,311
Total	$433,833	$0	$0	$433,833

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Endurance Series Trust

By /s/ Andres Sandate

Andres Sandate

President, Secretary and Treasurer

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Andres Sandate

Andres Sandate

President, Secretary and Treasurer

Date: August 27, 2013